Guarantees and purchase obligations	12 Months Ended
Dec. 31, 2025
Guarantees and purchase obligations
Guarantees and purchase obligations

36.Guarantees and purchase obligations

At 31 December 2025, outstanding purchase commitments with respect to property, plant and equipment, inventory, advertising and sponsorship amount to TL 15,399,311 (31 December 2024: TL 5,605,194).

The Group is contingently liable in respect of letters of guarantee obtained from banks and given to public institutions and private entities, and financial guarantees provided to subsidiaries amounting to TL 44,756,369 at 31 December 2025 (31 December 2024: TL 26,848,488).

BeST has an investment commitment that covers the years 2022-2032 with a total investment amount of not less than USD 100,000, in accordance with the agreement which is signed between the Republic of Belarus, BeST and the Company on 30 November 2022. As of 31 December 2025, the remaining investment commitment is amounting to USD 63,687 (TL equivalent of 2,729,776). (2024: USD 76,997).